Subsequent Events Subsequent Events - Narrative (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 04, 2016	Feb. 18, 2016	Jun. 30, 2016	Mar. 04, 2016	Mar. 03, 2016
Subsequent Event [Line Items]
Shares Distributed				137,016,712
Price percentage on notes that are required to be offered for repurchase		101.00%	101.00%
Senior notes default redemption minimum principal as percentage of principal outstanding (at least)		25.00%	25.00%
Capacity of securitization program					$ 110,000,000
2016 Credit Agreement | LIBOR
Subsequent Event [Line Items]
Spreads for LIBOR and prime borrowings	4.75%		4.75%
Debt instrument basis spread on variable rate, floor	1.00%		1.00%
2016 Credit Agreement | LIBOR | Interest Rate Below Market Reduction [Member]
Subsequent Event [Line Items]
Spreads for LIBOR and prime borrowings	1.00%
2016 Credit Agreement | LIBOR | Minimum
Subsequent Event [Line Items]
Spreads for LIBOR and prime borrowings	1.50%		1.50%
2016 Credit Agreement | LIBOR | Maximum
Subsequent Event [Line Items]
Spreads for LIBOR and prime borrowings	2.75%		2.75%
2016 Credit Agreement | Revolving credit facility
Subsequent Event [Line Items]
Line of credit facility	$ 225,000,000			$ 225,000,000
2016 Credit Agreement | Letter of Credit
Subsequent Event [Line Items]
Line of credit facility	20,000,000			20,000,000
2016 Credit Agreement | Swingline Loan
Subsequent Event [Line Items]
Line of credit facility	40,000,000			40,000,000
Senior Notes and 2016 Credit Agreement
Subsequent Event [Line Items]
Face amount of debt	$ 975,000,000			$ 975,000,000	$ 975,000,000
Quarterly principal payments, percentage of original principal balance	0.25%			0.25%
Mandatory payment required following receipt of net cash proceeds from issuance or incurrence of additional debt	50.00%			50.00%
Senior Notes and 2016 Credit Agreement | Less than or equal to 4.50 to 1 but greater than 4.00 to 1
Subsequent Event [Line Items]
Mandatory payment required following receipt of net cash proceeds from issuance or incurrence of additional debt	25.00%			25.00%
Senior Notes and 2016 Credit Agreement | less than or equal to 4.00 to 1
Subsequent Event [Line Items]
Mandatory payment required following receipt of net cash proceeds from issuance or incurrence of additional debt	0.00%			0.00%
Senior Notes due 2024
Subsequent Event [Line Items]
Face amount of debt		$ 425,000,000
Interest rate, stated percentage (as a percent)		9.50%